Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable, net	$ 258,683		¥ 1,547,631		¥ 1,800,896
Cost of products	$ 398,509	¥ 2,774,342	2,034,852	¥ 1,917,467
Accounts Receivable [Member] | Customer [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, net			318,396		397,999
Cost of Products [Member] | Supplier [Member] | B [Member]
Concentration Risk [Line Items]
Cost of products		¥ 1,775,444	1,300,297	938,128
Cost of Products [Member] | Supplier [Member] | C [Member]
Concentration Risk [Line Items]
Cost of products				474,399
Sales Revenue, Net [Member] | Customer [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, net			¥ 637,963	¥ 462,384	¥ 879,220